Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long-term Debt, Unclassified [Abstract]
Credit Facility	$ 540,938	$ 585,883
Term Loans [Abstract]:
Costis Maritime Corporation and Christos Maritime Corporation	87,000	91,500
Mas Shipping Co	34,750	38,875
Montes Shipping Co and Kelsen Shipping Co	72,000	78,000
Capetanissa Maritime Corporation	47,500	50,000
Rena Maritime Corporation	45,000	47,500
Costamare Inc.	65,538	73,414
Costamare Inc.	115,873	120,330
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	201,185	208,826
Raymond Shipping Co. and Terance Shipping Co.	132,336	137,793
Costamare Inc.	79,130	87,820
Total Term Loans	880,312	934,058
Total	1,421,250	1,519,941
Less-current portion	(186,889)	(192,951)
Long-term Portion	$ 1,234,361	$ 1,326,990